Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Schedule of property, equipment and leasehold improvement

Electronic equipment	3 years
Furniture and office equipment	5 years
Vehicles	4 years
Leasehold improvement	shorter of expected lives of leasehold improvement and lease term

Schedule of amortization of finite-lived intangible assets

Licensed Copyright	1 to 3 years
Licensed Software	1 to 10 years
Trademark and others	3 to 5 years

Summary of the revenue by type of service provided by the Group

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Audio entertainment	2,174,314	2,063,346	2,018,598
Podcast, advertising and others	10,952	8,426	13,208
Total	2,185,266	2,071,772	2,031,806

Schedule of statutory reserves

	December 31,	December 31,	December 31,
	2022	2023	2024
Appropriations to statutory reserves	529	1,113	1,813

Advertising and promotional service providers
Significant Accounting Policies
Schedule of advertising and promotional service providers

	For the year ended December 31,
	2022	2023	2024
Total number of advertising and promotional service providers	182	121	282
Number of service providers that each accounted for 10% or more of the Group’s advertising and promotional expenses	2	3	2
Total percentage of the Group’s advertising and promotional expenses that were paid to these service providers who each accounted for 10% or more of the Group’s advertising and promotional service expenses	35.7%	59.4%	48.4%

Major customers for advertising business
Significant Accounting Policies
Schedule of advertising and promotional service providers

	December 31,	December 31,
	2023	2024
Customer A	69.9%	99.9%
Customer B	30.1%	—